Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2022 - Long Term Debt ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
For the years ending December 31, 2023	¥ 6,898	$ 1,000
2024	5,863	850
2025	7,587	1,100
2026	18,278	2,650
2027	6,207	900
Thereafter	¥ 15,864	$ 2,300